OPERATIONS IN UZBEKISTAN (Details 2) (RUB) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 24, 2014
Results of discontinued operations
Income / (loss) from discontinued operations, net of tax		3,733	(32,846)
Purchase price allocation
Gain from reentrance into Uzbekistan	(6,734)
Uzdunrobita
Results of discontinued operations
Total revenues			8,357
Income / (loss) before income tax		1,109	(34,171)
Income tax (expense) / benefit		(1,058)	1,325
Gain on disposal, net of tax		3,682
Income / (loss) from discontinued operations, net of tax		3,733	(32,846)
UMS
Purchase price allocation
Current assets				26
Property, plant and equipment				3,848
Other intangible assets				5,161
Other non-current assets				1,327
Current liabilities				(30)
Non-current liabilities				(25)
Non-controlling interest				(3,573)
Gain from reentrance into Uzbekistan				(6,734)
Discount rate (as a percent)				24.10%
Fair value of non-controlling interest
Fair Value Inputs, Discount Rate				24.10%
Price per minute of voice services				0.56